Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	May 23, 2012
Entity Registrant Name	dei_EntityRegistrantName	DELAWARE GROUP FOUNDATION FUNDS
Entity Central Index Key	dei_EntityCentralIndexKey	0001048133
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 23, 2012
Document Effective Date	dei_DocumentEffectiveDate	May 23, 2012
Prospectus Date	rr_ProspectusDate	Jan. 28, 2012
DELAWARE GROUP FOUNDATION FUNDS | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	2,041
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	3,803
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	7,518
1 year	rr_AverageAnnualReturnYear01	(5.22%)
Lifetime	rr_AverageAnnualReturnSinceInception	7.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2009
DELAWARE GROUP FOUNDATION FUNDS | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(5.83%)
Lifetime	rr_AverageAnnualReturnSinceInception	7.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2009
DELAWARE GROUP FOUNDATION FUNDS | Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(2.59%)
Lifetime	rr_AverageAnnualReturnSinceInception	6.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2009
DELAWARE GROUP FOUNDATION FUNDS
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Delaware Foundation® Equity Fund
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s waivers and reimbursements for the one-year period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2011
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Supplement [Text Block]	dgprx_SupplementTextBlock

DELAWARE GROUP FOUNDATION FUNDS®

Delaware Foundation® Equity Fund

Supplement to the Fund’s Institutional Class
Summary and Statutory Prospectuses dated January 28, 2012
(the “Prospectuses”)

The following replaces the expense example in the Prospectuses under the “Example” section.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s waivers and reimbursements for the one-year period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	Institutional Class
1 year	$97
3 years	$2,041
5 years	$3,803
10 years	$7,518

The following replaces the average annual total return table found in the Prospectuses under “How has Delaware Foundation Equity Fund performed?”.

Average annual total returns for periods ended December 31, 2011

		Lifetime
	1 year	(08/31/09-
		12/31/11)
Return before taxes	-5.22%	7.98%
Return after taxes on distributions	-5.83%	7.14%
Return after taxes on distributions and sale of Fund shares	-2.59%	6.59%
MSCI All Country World Index (gross) (reflects no deduction for fees, expenses, or taxes)	-6.86%	6.38%
MSCI All Country World Index (net) (reflects no deduction for fees or expenses)	-7.35%	5.87%

Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Please keep this Supplement for future reference.

This Supplement is dated May 22, 2012.

Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the "Macquarie Group"), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

DELAWARE GROUP FOUNDATION FUNDS | MSCI All Country World Index (gross) (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(6.86%)
Lifetime	rr_AverageAnnualReturnSinceInception	6.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2009
DELAWARE GROUP FOUNDATION FUNDS | MSCI All Country World Index (net) (reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(7.35%)
Lifetime	rr_AverageAnnualReturnSinceInception	5.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2009